Common Stock (Details)		3 Months Ended	12 Months Ended
	Mar. 24, 2020 director $ / shares shares	Mar. 31, 2024 USD ($) director $ / shares shares	Dec. 31, 2023 USD ($) director $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Common Stock
Common stock, shares authorized	14,000,000	14,000,000	14,000,000	14,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock holders entitled to elect number of directors | director	3
Number of directors | director	5	5	5
Number of reserved shares of common stock for the potential future issuances	6,585,881
Exercise of stock options (in shares)		221,977	65,552	144,931
Exercise of stock options | $		$ 439,922	$ 114,263	$ 355,189